Property, Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,492		$ 645
Less: Accumulated depreciation	(78)		(8)
Property, Plant and Equipment, Net	1,414		637
Depreciation Expense	78	$ 148	8
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	548		38
Machinery & equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	664		86
Computers & office equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14		19
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 266		$ 502